Loans Receivable - Loans Receivable, Analysis of Age of Loans in Past Due Status (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	$ 12,959,272	$ 12,111,047
Current	12,928,463	12,075,677
Total delinquent	$ 30,809	$ 35,370
Delinquency %, current	99.76%	99.71%
% based on $, past due	0.24%	0.29%
30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 4,470	$ 6,273
% based on $, past due	0.03%	0.05%
60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 3,973	$ 4,415
% based on $, past due	0.03%	0.04%
90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 22,366	$ 24,682
% based on $, past due	0.17%	0.20%
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	$ 7,044,426	$ 5,648,601
Current	7,041,423	5,642,072
Total delinquent	$ 3,003	$ 6,529
% based on $, past due	0.04%	0.12%
Commercial loans | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 0	$ 1,614
Commercial loans | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	778	285
Commercial loans | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	2,225	4,630
Commercial loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	1,538,240	1,422,652
Current	1,538,240	1,422,652
Total delinquent	$ 0	$ 0
% based on $, past due	0.00%	0.00%
Commercial loans | Multi-family | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 0	$ 0
Commercial loans | Multi-family | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
Commercial loans | Multi-family | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
Commercial loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	1,884,688	1,631,171
Current	1,884,210	1,625,509
Total delinquent	$ 478	$ 5,662
% based on $, past due	0.03%	0.35%
Commercial loans | Commercial real estate | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 0	$ 1,614
Commercial loans | Commercial real estate | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	195	285
Commercial loans | Commercial real estate | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	283	3,763
Commercial loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	2,115,513	1,268,695
Current	2,114,650	1,267,828
Total delinquent	$ 863	$ 867
% based on $, past due	0.04%	0.07%
Commercial loans | Commercial & industrial | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 0	$ 0
Commercial loans | Commercial & industrial | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	583	0
Commercial loans | Commercial & industrial | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	280	867
Commercial loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	1,352,414	1,164,889
Current	1,350,752	1,164,889
Total delinquent	$ 1,662	$ 0
% based on $, past due	0.12%	0.00%
Commercial loans | Construction | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 0	$ 0
Commercial loans | Construction | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
Commercial loans | Construction | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	1,662	0
Commercial loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	153,571	161,194
Current	153,571	161,194
Total delinquent	$ 0	$ 0
% based on $, past due	0.00%	0.00%
Commercial loans | Land - acquisition & development | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 0	$ 0
Commercial loans | Land - acquisition & development | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
Commercial loans | Land - acquisition & development | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	5,914,846	6,462,446
Current	5,887,040	6,433,605
Total delinquent	$ 27,806	$ 28,841
% based on $, past due	0.47%	0.45%
Consumer loans | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 4,470	$ 4,659
Consumer loans | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	3,195	4,130
Consumer loans | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	20,141	20,052
Consumer loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	295,953	255,505
Current	295,953	255,505
Total delinquent	$ 0	$ 0
% based on $, past due	0.00%	0.00%
Consumer loans | Construction | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 0	$ 0
Consumer loans | Construction | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
Consumer loans | Construction | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
Consumer loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	5,293,962	5,835,186
Current	5,267,608	5,809,239
Total delinquent	$ 26,354	$ 25,947
% based on $, past due	0.50%	0.44%
Consumer loans | Single-family residential | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 3,922	$ 3,672
Consumer loans | Single-family residential | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	3,108	3,211
Consumer loans | Single-family residential | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	19,324	19,064
Consumer loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	101,394	99,694
Current	101,029	98,916
Total delinquent	$ 365	$ 778
% based on $, past due	0.36%	0.78%
Consumer loans | Land - consumer lot loans | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 152	$ 112
Consumer loans | Land - consumer lot loans | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	619
Consumer loans | Land - consumer lot loans | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	213	47
Consumer loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	140,222	142,178
Current	139,491	140,718
Total delinquent	$ 731	$ 1,460
% based on $, past due	0.52%	1.03%
Consumer loans | HELOC | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 275	$ 580
Consumer loans | HELOC | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	76	183
Consumer loans | HELOC | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	380	697
Consumer loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net of loans in process	83,315	129,883
Current	82,959	129,227
Total delinquent	$ 356	$ 656
% based on $, past due	0.43%	0.51%
Consumer loans | Consumer | 30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 121	$ 295
Consumer loans | Consumer | 60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	11	117
Consumer loans | Consumer | 90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 224	$ 244